UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund:	BlackRock Funds
BlackRock India Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 07/31/2011

Item 1 – Report to Stockholders

July 31, 2011

   Annual Report

      BlackRock FundsSM

      ►   BlackRock India Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK INDIA FUND	JULY 31, 2011

Dear Shareholder

Financial markets have been extremely volatile in the wake of the Standard & Poor’s downgrade of US Treasury debt. While the August 5 announcement was the catalyst for the market turmoil, weaker-than-expected economic data and Europe’s deepening financial crisis further compounded investor uncertainty as the future direction of the global economy became increasingly questionable. Although markets remain highly volatile and conditions are highly uncertain, BlackRock remains focused on finding opportunities in this environment.

The pages that follow reflect your mutual fund’s reporting period ended July 31, 2011. Accordingly, the below discussion is intended to provide you with additional perspective on the performance of your investments during that period.

During the summer of 2010, investors were in “risk-off” mode as the global economy was sputtering and the sovereign debt crisis was spreading across Europe. But markets were revived toward the end of the summer on positive economic news and robust corporate earnings. The global economy had finally gained traction and fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve (the “Fed”). Stock markets rallied even though the European debt crisis continued and inflationary pressures loomed over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and as prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions finally showed up in economic data. In the final month of the reporting period, the prolonged debt ceiling debate in Washington, DC led to a loss of confidence in policymakers. Stocks generally declined from May through the end of the period, but 6- and 12-month returns through the end of July remained in positive territory. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Although markets remain highly volatile and conditions are highly uncertain, BlackRock remains focused on finding opportunities in this environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of July 31, 2011

	6-month	12-month
US large cap equities	1.46%	19.65%
(S&P 500® Index)
US small cap equities	2.63	23.92
(Russell 2000® Index)
International equities	0.93	17.17
(MSCI Europe, Australasia,
Far East Index)
Emerging market	3.23	17.45
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.07	0.14
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	6.93	4.53
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	4.23	4.44
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax-exempt municipal	6.27	3.24
bonds (Barclays Capital
Municipal Bond Index)
US high yield bonds	3.90	12.89
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2011

Investment Objective

BlackRock India Fund’s (the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek to maximize total return from a portfolio of equity securities of Indian companies or instruments with similar economic characteristics. Total return means the combination of capital appreciation and investment income.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments
Bharti Airtel, Ltd.	7%
Housing Development Finance Corp.	6
HDFC Bank, Ltd.	5
Infosys Technologies, Ltd.	4
Bharat Petroleum Corp., Ltd.	4
Reliance Industries, Ltd.	4
ITC, Ltd.	3
ICICI Bank, Ltd.	3
Tata Consultancy Services, Ltd.	3
Jyothy Laboratories, Ltd.	3

Sector Allocations	Percent of Long-Term Investments
Financials	21%
Materials	12
Information Technology	11
Consumer Staples	10
Health Care	10
Consumer Discretionary	9
Energy	9
Industrials	8
Telecommunication Services	7
Utilities	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

4	BLACKROCK INDIA FUND	JULY 31, 2011

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year.

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived and/or reimbursed a portion of the Fund’s fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on May 5, 2011 and held through July 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 5, 2011	Ending Account Value July 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value May 5, 2011	Ending Account Value July 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,029.00	$4.28	$1,000.00	$1,007.84	$4.24	1.75%
Investor A	$1,000.00	$1,028.00	$4.89	$1,000.00	$1,007.23	$4.84	2.00%
Investor C	$1,000.00	$1,026.00	$6.72	$1,000.00	$1,005.42	$6.65	2.75%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 88/365 (to reflect the period from May 5, 2011, the commencement of operations, to July 31,2011).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK INDIA FUND	JULY 31, 2011	5

Consolidated Schedule of Investments July 31, 2011	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 10.1%
BASF India, Ltd.	2,475	$36,816
Chambal Fertilizers & Chemicals, Ltd.	39,969	77,657
EID Parry India, Ltd.	12,434	75,720
Godrej Industries, Ltd.	19,170	91,725
Gujarat Fluorochemicals	1,966	21,648
Rallis India, Ltd.	15,050	55,412
Solar Industries India, Ltd.	2,825	42,827
		401,805
Commercial Banks — 11.6%
Bank of Baroda	2,112	41,928
Federal Bank, Ltd.	4,332	41,791
HDFC Bank, Ltd.	17,500	192,700
ICICI Bank, Ltd.	4,882	114,185
State Bank of India	1,345	71,237
		461,841
Construction & Engineering — 0.7%
Alstom Projects India, Ltd.	2,295	29,597
Consumer Finance — 1.0%
Shriram City Union Finance, Ltd.	3,142	39,835
Diversified Financial Services — 1.3%
Kotak Mahindra Bank, Ltd. (a)	2,807	28,235
Power Finance Corp., Ltd.	5,308	22,148
		50,383
Electrical Equipment — 2.0%
Suzlon Energy, Ltd. (a)	66,960	79,298
Food Products — 3.4%
Nestlé India, Ltd.	377	37,148
Tata Global Beverages, Ltd.	40,525	97,552
		134,700
Gas Utilities — 1.9%
Indraprastha Gas, Ltd.	8,435	77,634
Household Durables — 0.7%
TTK Prestige, Ltd.	413	27,466
Household Products — 2.5%
Jyothy Laboratories, Ltd. (a)	18,160	97,971
IT Services — 7.6%
HCL Technologies, Ltd. (a)	3,753	41,193
Infosys Technologies, Ltd.	2,380	149,191
Tata Consultancy Services, Ltd.	4,427	113,899
		304,283
Independent Power Producers & Energy Traders — 1.0%
GVK Power & Infrastructure, Ltd.	99,280	40,425
Industrial Conglomerates — 2.1%
Siemens India, Ltd.	3,976	83,169
Machinery — 2.2%
Eicher Motors, Ltd.	947	28,210
Lakshmi Machine Works, Ltd.	1,195	58,061
		86,271

Common Stocks	Shares	Value
Media — 1.9%
DEN Networks, Ltd. (a)	5,800	$10,466
UTV Software Communications, Ltd. (a)	2,980	64,763
		75,229
Metals & Mining — 1.1%
Jindal Steel & Power, Ltd. (a)	3,475	46,043
Multiline Retail — 1.2%
Trent, Ltd.	1,808	49,679
Oil, Gas & Consumable Fuels — 8.2%
Bharat Petroleum Corp., Ltd.	9,304	138,503
Hindustan Petroleum Corp., Ltd.	6,080	52,799
Reliance Industries, Ltd.	7,245	135,494
		326,796
Pharmaceuticals — 8.8%
Cadila Healthcare, Ltd.	3,713	74,264
Dr. Reddy’s Laboratories, Ltd.	1,649	59,291
GlaxoSmithKline Pharmaceuticals, Ltd.	1,567	83,152
Ipca Laboratories, Ltd.	4,700	34,852
Lupin, Ltd.	2,772	28,502
Sun Pharma Advanced Research Co., Ltd. (a)	33,685	70,521
		350,582
Software — 2.3%
KPIT Cummins Infosystems, Ltd.	21,785	93,458
Textiles, Apparel & Luxury Goods — 4.5%
Arvind, Ltd. (a)	26,948	53,271
Raymond, Ltd.	10,486	90,070
Titan Industries, Ltd.	7,300	37,621
		180,962
Thrifts & Mortgage Finance — 5.1%
Housing Development Finance Corp.	13,046	203,019
Tobacco — 3.1%
ITC, Ltd.	26,222	123,395
Wireless Telecommunication Services — 6.2%
Bharti Airtel, Ltd.	24,919	246,230
Total Long-Term Investments (Cost — $3,451,373) — 90.5%		3,610,071

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (b)(c)	114,721	114,721
Total Short-Term Securities (Cost — $114,721) — 2.9%		114,721
Total Investments (Cost — $3,566,094*) — 93.4%		3,724,792
Other Assets Less Liabilities — 6.6%		265,027
Net Assets — 100.0%		$3,989,819

See Notes to Consolidated Financial Statements.

6	BLACKROCK INDIA FUND	JULY 31, 2011

Consolidated Schedule of Investments (concluded)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,566,094
Gross unrealized appreciation	$208,563
Gross unrealized depreciation	(49,865)
Net unrealized appreciation	$158,698

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 5, 2011[1]	Net Activity	Shares Held at July 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	114,721	114,721	$18

[1]	Commencement of operations.

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$55,412	$346,393	—	$401,805
Commercial Banks	—	461,841	—	461,841
Construction & Engineering	—	29,597	—	29,597
Consumer Finance	39,835	—	—	39,835
Diversified Financial Services	—	50,383	—	50,383
Electrical Equipment	—	79,298	—	79,298
Food Products	—	134,700	—	134,700
Gas Utilities	—	77,634	—	77,634
Household Durables	—	27,466	—	27,466
Household Products	97,971		—	97,971
IT Services	—	304,283	—	304,283
Independent Power Producers & Energy Traders	—	40,425	—	40,425
Industrial Conglomerates	83,169		—	83,169
Machinery	—	86,271	—	86,271
Media	—	75,229	—	75,229
Metals & Mining	—	46,043	—	46,043
Multiline Retail	—	49,679	—	49,679
Oil, Gas & Consumable Fuels	52,799	273,997	—	326,796
Pharmaceuticals	83,152	267,430	—	350,582
Software	—	93,458	—	93,458
Textiles, Apparel & Luxury Goods	—	180,962	—	180,962
Thrifts & Mortgage Finance	—	203,019	—	203,019
Tobacco	—	123,395	—	123,395
Wireless Telecommunication Services	—	246,230	—	246,230
Short-Term Securities	114,721	—	—	114,721
Total	$527,059	$3,197,733	—	$3,724,792

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JULY 31, 2011	7

Consolidated Statement of Assets and Liabilities

July 31, 2011
Assets
Investments at value — unaffiliated (cost — $3,451,373)	$3,610,071
Investments at value — affiliated (cost — $114,721)	114,721
Foreign currency at value (cost — $119,615)	119,613
Investment advisor receivable	305,312
Investments sold receivable	34,660
Capital shares sold receivable	28,900
Dividends receivable	6,702
Deferred offering costs	101,843
Total assets	4,321,822

Liabilities
Organization fees payable	141,888
Professional fees	45,064
Registration fees payable	30,693
Investments purchased payable	30,616
Offering costs payable	29,005
Officer’s and Trustees’ fees payable	16,263
Custodian fees payable	14,442
Printing fees payable	9,443
Administration fees payable	7,324
Transfer agent fees payable	4,946
Service and distribution fees payable	213
Other accrued expenses payable	2,106
Total liabilities	332,003
Net Assets	$3,989,819

Net Assets Consist of
Paid-in capital	$3,884,824
Undistributed net investment income	3,575
Net realized loss	(57,317)
Net unrealized appreciation/depreciation	158,737
Net Assets	$3,989,819

Net Asset Value
Institutional — Based on net assets of $3,076,942 and 298,971 shares outstanding, unlimited shares authorized, $0.001 par value	$10.29
Investor A — Based on net assets of $796,658 and 77,459 shares outstanding, unlimited shares authorized, $0.001 par value	$10.28
Investor C — Based on net assets of $116,219 and 11,322 shares outstanding, unlimited shares authorized, $0.001 par value	$10.26

See Notes to Consolidated Financial Statements.

8	BLACKROCK INDIA FUND	JULY 31, 2011

Consolidated Statement of Operations

Period May 5, 2011[1] to July 31, 2011
Investment Income
Dividends — unaffiliated	$19,456
Dividends — affiliated	18
Total income	19,474

Expenses
Investment advisory	7,877
Organization and offering costs	173,645
Professional	45,947
Registration	31,393
Officer and Trustees	16,352
Administration	590
Custodian	14,442
Printing	9,443
Transfer agent — Institutional	1,405
Transfer agent — Investor A	10
Transfer agent — Investor C	10
Administration — Institutional	178
Administration — Investor A	16
Administration — Investor C	3
Service and distribution — Investor A	160
Service and distribution — Investor C	119
Miscellaneous	20,962
Total expenses	322,552
Less transfer agent fees waived and/or reimbursed — class specific	(1,425)
Less administration fees waived and/or reimbursed — class specific	(197)
Less administration fees waived	(590)
Less fees waived and/or reimbursed by advisor	(306,298)
Total expenses after fees waived and/or reimbursed	14,042
Net investment income	5,432

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	(57,317)
Foreign currency transactions	(7,663)
(64,980)
Net change in unrealized appreciation/depreciation on:
Investments	158,698
Foreign currency transactions	39
158,737
Total realized and unrealized gain	93,757
Net Increase in Net Assets Resulting from Operations	$99,189

[1]	Commencement of operations.

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JULY 31, 2011	9

Consolidated Statement of Changes in Net Assets

Increase in Net Assets:	Period May 5, 2011[1] to July 31, 2011
Operations
Net investment income	$5,432
Net realized loss	(64,980)
Net change in unrealized appreciation	158,737
Net increase in net assets resulting from operations	99,189

Net Assets
Net increase in net assets derived from capital share transactions	3,890,630

Net Assets
Total increase in net assets	3,989,819
Beginning of period	—
End of period	$3,989,819
Undistributed net investment income	$3,575

[1]	Commencement of operations.

See Notes to Consolidated Financial Statements.

10	BLACKROCK INDIA FUND	JULY 31, 2011

Consolidated Financial Highlights

	Period May 5, 2011[1] to July 31, 2011
	Institutional	Investor A	Investor C
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00
Net investment income (loss)[2]	0.02	0.00 [3]	(0.01)
Net realized and unrealized gain	0.27	0.28	0.27
Net increase from investment operations	0.29	0.28	0.26
Net asset value, end of period	$10.29	$10.28	$10.26

Total Investment Return[4]
Based on net asset value[5]	2.90%	2.80%	2.60%

Ratios to Average Net Assets
Total expenses	27.14%[6]	28.03%[7]	28.42%[8]
Total expenses after fees waived and/or reimbursed	1.75%[6]	2.00%[7]	2.75%[8]
Net investment income (loss)	0.77%[6]	0.05%[7]	(0.49)%[8]

Supplemental Data
Net assets, end of period (000)	$3,077	$797	$116
Portfolio turnover	45%	45%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]

Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment income would have been 40.60%, 1.75% and 0.77%, respectively.

[7]

Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment income would have been 44.35%, 2.00% and 0.05%, respectively.

[8]

Certain expenses incurred during the period May 5, 2011 to July 31, 2011 have been included in the ratio, but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and/or reimbursed and net investment loss would have been 43.43%, 2.75% and (0.49)%, respectively.

See Notes to Consolidated Financial Statements.

BLACKROCK INDIA FUND	JULY 31, 2011	11

Notes to Consolidated Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock India Fund (the “Fund”), is a series of BlackRock Funds (the “Trust”), which is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Massachusetts business trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock India Fund (Mauritius) Limited (the “Subsidiary”), a wholly owned subsidiary in Mauritius, which primarily invests in equity securities issued by companies that are domiciled in India. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in

12	BLACKROCK INDIA FUND	JULY 31, 2011

Notes to Consolidated Financial Statements (continued)

the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Consolidated Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The character of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. Management does not believe there are any uncertain tax positions that require the recognition of a tax liability.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Convention (“DTAC”) between Mauritius and India. To obtain benefits under the DTAC, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of a valid tax residence in Mauritius. Under current regulations, a fund which is a tax resident of Mauritius, but has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of securities or to tax on dividends paid by Indian companies but is subject to tax on interest earned on Indian securities. The Subsidiary is subject to tax in Mauritius on its net income at a rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed as income tax expense in the Consolidated Statement of Operations. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAC.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. Offering costs are amortized over a 12-month period beginning with the commencement of operations of the Fund. The Manager reimbursed the Fund $141,888 for organizational costs, which are included in fees waived and/or reimbursed by advisor in the Consolidated Statement of Operations.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities,

BLACKROCK INDIA FUND	JULY 31, 2011	13

Notes to Consolidated Financial Statements (continued)

equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 1.00% of the Fund’s average daily net assets.

The Fund entered into an Administrative Agreement with the Manager and State Street Bank and Trust Company (collectively, the “Administrator”) to provide administrative services (other than investment advice and related portfolio activities). The Fund pays the Administrator a monthly fee at an annual rate of 0.075% of the Fund’s average daily net assets. In addition, each class is charged an administration fee of 0.025% of their respective average daily net assets. The amount is shown as Administration — class specific in the Consolidated Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses so that the total annual operating expenses incurred by the Fund (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) will not exceed 1.75% of the average daily value of the net assets for Institutional Shares, 2.00% of the average daily value of the net assets for Investor A Shares and 2.75% of the average daily value of the net assets for Investor C Shares until February 1, 2012. The agreement may be terminated upon 90 days notice by a majority of the independent trustees of the Trust or by a vote of the majority of the outstanding voting securities of the Fund. As a result, the Manager waived and/or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific and administration fees waived and/or reimbursed — class specific in the Consolidated Statement of Operations.

	Transfer Agent Fees	Administration Fees
Institutional	$1,405	$178
Investor A	10	16
Investor C	10	3

In addition, for the period ended July 31, 2011, the Manager waived and/or reimbursed $306,284, which is included in fees waived and/or reimbursed by advisor in the Consolidated Statement of Operations, and waived $590 in administration fees, which are shown as Administration fees waived in the Consolidated Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Fund’s investment in other affiliated investment companies, if any. For the period ended July 31, 2011, the Manager waived $14, which is included in fees waived and/or reimbursed by advisor in the Consolidated Statement of Operations.

BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays BlackRock based on the Fund’s net assets, which includes the assets of the Subsidiary.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On July 31, 2011, the amounts subject to possible future recoupment under the expense limitation agreement for 2013 are $246,141.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the period ended July 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $537.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

14	BLACKROCK INDIA FUND	JULY 31, 2011

Notes to Consolidated Financial Statements (continued)

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of July 31, 2011 attributable to foreign currency transactions and non-deductible expenses were reclassified to the following accounts:

Paid-in capital	$(5,806)
Undistributed net investment income	$(1,857)
Accumulated net realized loss	$7,663

As of July 31, 2011, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$3,575
Capital loss carryforwards	(57,317)
Net unrealized gains	158,737
Total	$104,995

As of July 31, 2011, the Fund had a short-term capital loss carryforward available to offset future realized capital gains in the amount of $57,317. The capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the period ended July 31, 2011, were $4,957,878 and $1,449,187, respectively.

5. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Fund may borrow under the credit agreement to fund shareholder redemptions. The credit agreement has the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the period ended July 31, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

As of July 31, 2011, the Fund invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. At July 31, 2011, the Fund invested 91% of its net assets in India. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance.

BLACKROCK INDIA FUND	JULY 31, 2011	15

Notes to Consolidated Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period May 5, 2011[1] to July 31, 2011
	Shares	Amount
Institutional
Shares sold	298,971	$2,989,450
Net increase	298,971	$2,989,450

Investor A
Shares sold	78,438	$797,033
Shares redeemed	(979)	(10,000)
Net increase	77,459	$787,033

Investor C
Shares sold	11,323	$114,157
Shares redeemed	(1)	(10)
Net increase	11,322	$114,147

[1]	Commencement of operations.

At July 31, 2011, shares owned by affiliates were as follows:

Shares
Institutional	296,000
Investor A	2,000
Investor C	2,000

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK INDIA FUND	JULY 31, 2011

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock India Fund:

We have audited the accompanying consolidated statement of assets and liabilities of BlackRock India Fund and subsidiary (the “Fund”), including the consolidated schedule of investments, as of July 31, 2011, and the related consolidated statements of operations and changes in net assets and the consolidated financial highlights for the period May 5, 2011 (commencement of operations) to July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.

Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock India Fund and subsidiary as of July 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for the period May 5, 2011 (commencement of operations) to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
September 29, 2011

BLACKROCK INDIA FUND	JULY 31, 2011	17

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on November 15–16, 2010 to consider the approval of the proposed investment advisory agreement (the “Agreement”) among the Trust, on behalf of BlackRock India Fund, a portfolio of the Trust (the “Fund”), BlackRock Advisors, LLC (“BlackRock”) and BlackRock India Fund (Mauritius) Limited, a subsidiary of the Fund. The Fund commenced operations in May 2011.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other funds managed by BlackRock or other BlackRock advisors, who are not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At an in-person meeting held on November 15–16, 2010, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (h) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the November 2010 meeting relating to its consideration of the Agreement, including (a) fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

18	BLACKROCK INDIA FUND	JULY 31, 2011

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related interestholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the portfolio management team for the Fund. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the November 2010 meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) compared with the other funds in a peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. It also compared the Fund’s estimated total expense ratio, as well as the Portfolio’s estimated actual management fee ratio, to those of its Peers. The Board considered the fee waivers and expense reimbursement arrangements in place, including the contractual agreement by BlackRock to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable. Additionally, the Board noted information received at prior Board meetings concerning the services rendered, and the fee rates offered, to other clients advised by BlackRock.

The Board noted that the Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the November 2010 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

BLACKROCK INDIA FUND	JULY 31, 2011	19

Disclosure of Investment Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Fund in tandem with other portfolios of the Trust. Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including the Independent Board Members, unanimously approved the Agreement for a two-year term ending February 23, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

20	BLACKROCK INDIA FUND	JULY 31, 2011

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Trustee	Since 2011	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Trustee	Since 2011

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center 2004 to 2010.

				34 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2011

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				34 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2011	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2011

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				34 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2011	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	34 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2011

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partner, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2011	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2011

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				34 RICs consisting of 107 Portfolios	None

BLACKROCK INDIA FUND	JULY 31, 2011	21

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2011

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				34 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2011

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				34 RICs consisting of 107 Portfolios	None

[1]

Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a Trustee for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]
Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2011

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

			67 RICs consisting of 198 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2011

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			162 RICs consisting of 293 Portfolios	None

[3]

Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

22	BLACKROCK INDIA FUND	JULY 31, 2011

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2011

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2011	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2011

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2011

Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2011

Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2011	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2011

Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2011	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2011	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

[1]	Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 22, 2011, Richard S. Davis resigned as Trustee of the Fund, and Paul L. Audet became Trustee of the Fund.

BLACKROCK INDIA FUND	JULY 31, 2011	23

Officers and Trustees (concluded)

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02116

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

24	BLACKROCK INDIA FUND	JULY 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK INDIA FUND	JULY 31, 2011	25

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

26	BLACKROCK INDIA FUND	JULY 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050
LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055
LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INDIA FUND	JULY 31, 2011	27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

#INDIA-7/11

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock India Fund	$42,000	N/A	$0	N/A	$13,350	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 The nature of the services includes a review of the Fund’s compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock India Fund	$13,350	N/A

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 4, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 4, 2011